Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 10: COMMITMENTS AND CONTINGENCIES
As of June 30, 2012, the Company was contingently liable for letters of guarantee and letters of credit amounting to $590 (December 31, 2011: $590) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.
On March 1, 2012, Navios Logistics issued a guarantee and indemnity letter that guaranteed the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $10,000. On July 11, 2012, the amount of the guarantee was amended to $12,000.This guarantee expires on March 1, 2013.
In connection with the acquisition of Horamar, Navios Logistics recorded liabilities for certain pre-acquisition contingencies amounting to $6,632 ($2,907 relating to VAT-related matters, $1,703 for withholding tax-related matters, $1,511 relating to provisions for claims and others and $511 for income tax-related matters) that were included in the allocation of the purchase price based on their respective fair values. As it relates to these contingencies, the prior owners of Horamar agreed to indemnify Navios Logistics in the event that any of the above contingencies materialize before agreed-upon dates, extending to various dates through January 2020. As of June 30, 2012, the remaining liability related to these pre-acquisition contingencies amounted to $2,819 ($2,764 in 2011) and was entirely offset by an indemnification asset for the same amount, which was reflected in other non-current assets.
The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were issued. Management believes the ultimate disposition of these matters will be immaterial to the Company's financial position, results of operations or liquidity.
The Company, in the normal course of business, entered into contracts to time charter-in vessels for various periods through February 2024.
As of June 30, 2012, the Company's future minimum commitments, net of commissions under chartered-in vessels, barges and pushboats were as follows:

Amounts
in thousands of
U.S. Dollars
June 30, 2013	$114,575
June 30, 2014	100,851
June 30, 2015	87,440
June 30, 2016	81,246
June 30, 2017	75,662
June 30, 2018 and thereafter	273,049

Total	$732,823

As of June 30, 2012, Navios Logistics has obligations related its port expansion project and the construction of four new tank barges of $11,273 and $6,514, respectively.